CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance | ¥	¥ 50	¥ 41
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,255,971,250	3,243,644,440
Ordinary shares, shares outstanding	3,120,746,090	3,108,425,680
Treasury shares, shares	30,974,040	30,967,640